Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 2,397,828	$ 3,018,876
Credit card holdback receivable	441,840	239,452
Investments, net	6,481,205	0
Accounts receivable, net	541,762	185,585
Accrued interest receivable	5,907	0
Prepaid expenses	96,815	74,260
Total Current Assets	9,965,357	3,518,173
Furniture, fixtures, equipment and intangible assets, net	578,463	89,506
Other Assets
Note receivable	138,803	0
Security deposits	19,520	18,185
Total Other Assets	158,323	18,185
Total Assets	10,702,143	3,625,864
Current Liabilities
Accounts payable	1,027,841	497,303
Accrued expenses	988,195	456,348
Deferred revenue	3,138,406	1,937,915
Convertible notes payable - related party	0	45,486
Accrued interest - related party	0	24,115
Total Current Liabilities	5,154,442	2,961,167
Commitments and Contingencies
Stockholders' Equity
Preferred stock, $0.001 par value, 10,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.001 par value; 100,000,000 shares authorized, 38,580,261 and 33,210,756 shares issued and outstanding, respectively	38,580	33,211
Additional paid-in capital	11,231,864	2,730,659
Accumulated deficit	(5,722,743)	(2,091,570)
Less: deferred compensation	0	(7,603)
Total Stockholders' Equity	5,547,701	664,697
Total Liabilities and Stockholders' Equity	$ 10,702,143	$ 3,625,864